STOCKBASED COMPENSATION (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STOCK-BASED COMPENSATION
Risk-free rate	0.00%	4.26%
Stock Price at Valuation	$ 0	$ 0.01
Exercise Price	$ 0	$ 0.01
Volatility	0.00%	412.55%
Forfeiture rate	0.00%	0.00%
Expected life		5 years